UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 29,2000
Check here if Amendment  [  ]; Amendment Number:
This Amendment  (Check only one.): [  ] is a restatement.
							[  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:	Samuel James Limited
Address: 	32 West Pennsylvania Avenue
		2nd floor
		Towson, MD 21204

13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name: GABRIEL J. POGGI
Title: COO
Phone: 410-296-6605
Signature, Place, and Date of Signing:

	GABRIEL J. POGGI	Towson, MD	October 1, 2000

Report Type (Check only one.):

[X]	13F HOLDINGS REPORT.

[ ]	13F NOTICE.

[ ]	13F COMBINATION REPORT.


List of Other Managers Reporting for this Manager:




FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:		0

Form 13F Information Table Entry Total:	15

Form 13F Information Table Value Total:	$209,579(in 1000's)


List of Other Included Managers:  NONE







FORM 13F INFORMATION TABLE






COLUMN 1
COLUMN 2
COLUMN 3
COLUMN 4
COLUMN 5
COLUMN 6
COLUMN 7
COLUMN 8










 Name of Issuer
Title of Class
CUSIP
Value
(x$1000)
SHRS
Investment
Other
Voting Authority




Discretion
Managers


Amer. Express
COM
25816109
6869
113,070
Sole
None
113,070

Cisco Sys Inc
COM
17275R102
3530
63,900
Sole
None
63,900

Earthshell Corp
COM
27032B100
424
338867
Sole
None
338,867

Fed Home Loan Mtg
COM
313400301
4928
91,160
Sole
None
91,160

General Elec Co
COM
369604103
10268
177,600
Sole
None
177,600

Global Crossing LTD
COM
G3921A100
4340
140,000
Sole
None
140,000

Intel Corp
COM
458140100
29254
703,852
Sole
None
703,852

JDS Uniphase
COM
46612J101
21118
223,024
Sole
None
223,024

MCI Worldcom
COM
55268B106
4478
147,420
Sole
None
147,420

Merck & Co
COM
589331107
12197
163,860
Sole
None
163,860

Microsoft Corp
COM
594918104
15740
260,972
Sole
None
260,972

Pfizer Inc
COM
717081103
10539
234,625
Sole
None
234,625

Qualcomm Inc
COM
747525103
6011
84370
Sole
None
84,370

Schwab (Charles) Corp
COM
808513105
51238
1,444,601
Sole
None
1,444,601

Weyerhaeuser Co
COM
962166104
28645
706,188
Sole
None
706,188